FAIR VALUE MEASURMENTS	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASURMENTS
NOTE 16:-	FAIR VALUE MEASURMENTS

The Company measured the Holdback Amount fair value by multiplying the closing market share price of the Company in the held-back number of ordinary shares and classified it within Level 1. Hedging contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Earn-Out Consideration is classified within Level 3, as this liability is valued using valuation techniques.

In 2022, the Company invested in a convertible debt of a Canadian company. The Company has elected to measure the convertible debt at fair value with changes in fair value recognized in finance income (expenses), net in the condensed interim consolidated statement of income. The fair value of the convertible debt is classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of June 30, 2024 and December 31, 2023, the fair value of the convertible debt was determined to be zero. The Company recorded a loss in the amounts of $0 and $1,396 for the six months ended June 30, 2024 and 2023, respectively, related to the revaluation of the convertible debt.

	June 30, 2024
	Unaudited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	143	-	143

Total financial assets	$-	$143	$-	$143

Liabilities:
Holdback Amount	582	-	-	582
Earn-Out Consideration	-	-	8,123	8,123

Total financial liabilities	$582	$-	$8,123	$8,705

	December 31, 2023
	Audited
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	680	-	680

Total financial assets	$-	$680	$-	$680

Liabilities:
Holdback Amount	795	-	-	795
Earn-Out Consideration	-	-	10,826	10,826

Total financial liabilities	$795	$-	$10,826	$11,621

The table below presents the changes in the Earn-Out Consideration which was classified as Level 3 and measured at fair value on a recurring basis, in the six months ended June 30, 2024:

Fair value at the beginning of the period	$10,826
Income from changes in fair value	(2,703)
Fair value at the end of the period	$8,123

The Company estimated the fair value of the Earn-out Consideration by utilizing a Monte Carlo simulation. The significant assumptions used in the model mainly relate to the projected revenues and adjusted EBITDA in the forecasted years, including revenue growth rate range of 15.2%-28.3% and adjusted EBITDA margin range of 4.2%-16.9%. Changes in the Earn-out Consideration’s fair value were recorded in the condensed interim consolidated statements of income for the six months ended June 30, 2024 under Other operating income, net.